Intangible Assets, Net	12 Months Ended
Sep. 30, 2025
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 9 – INTANGIBLE ASSETS, NET

Intangible assets, net as of September 30, 2025 and 2024 consisted of the following:

	As of September 30, 2025	As of September 30, 2024
Purchased software, cost	$1,279,428	$990,599
Purchased patent, cost	2,221,085	2,221,085
Capitalized software, cost	3,416,546	3,443,164
Total intangible assets, at cost	6,917,059	6,654,848
Less: accumulated amortization	(3,336,179)	(2,393,586)
Intangible assets, net	$3,580,880	$4,261,262

For the year ended September 30, 2025, the Company purchased a patent rights from a third-party supplier of $294,229. For the year ended September 30, 2024, the Company purchased a patent rights from a third-party supplier of $140,136. For the years ended September 30, 2025 and 2024, the Company disposed no intangible assets.

Amortization expense for intangible assets were $961,483, $905,482 and $533,328 for the years ended September 30, 2025, 2024 and 2023, respectively. For the years ended September 30, 2025 and 2024, the Company recorded no impairment of intangible asset, nor pledged intangible asset to secure bank loans.

Estimated future amortization expense for intangible assets is as follows as of September 30, 2025:

Years ending September 30,	Amortization expense
2026	$974,111
2027	974,111
2028	974,111
2029	658,547
Total	$3,580,880